Schedule of Lease Obligations (Details) - 12 months ended Dec. 31, 2021	USD ($)	CAD ($)
Base rent	$ 81,025
Additional rent	75,030
Rent	156,055	$ 26,000
Less than 1 Year [Member]
Base rent	81,025
Additional rent	75,030
Rent	156,055
1-2 Years [Member]
Base rent
Additional rent
Rent
2-3 Years [Member]
Base rent
Additional rent
Rent